Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN INCOME FUNDS
JPMorgan Short Duration Core Plus Fund
(the “Fund”)
(Class A, Class C and Class I Shares)
(a series of JPMorgan Trust I)
Supplement dated April 21, 2022
to the current Prospectus
Effective immediately, the “Average Annual Total Returns” table in “The Fund’s Past Performance” section in the Fund’s Prospectus is hereby deleted and replaced with the table below:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)

	Past 1 Year	Past 5 Years	Life of Fund since 03/01/2013
CLASS I SHARES
Return Before Taxes	5.12%	5.28%	3.53%
Return After Taxes on Distributions	4.09	3.83	1.94
Return After Taxes on Distributions and Sale of Fund Shares	3.01	3.41	1.96

CLASS A SHARES
Return Before Taxes	2.53	4.53	2.99

CLASS C SHARES
Return Before Taxes	3.29	4.49	2.75

BLOOMBERG BARCLAYS 1‑5 YEAR

GOVERNMENT/CREDIT INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	4.71	2.77	2.08

JPMorgan Short Duration Core Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN INCOME FUNDS
JPMorgan Short Duration Core Plus Fund
(the “Fund”)
(Class A, Class C and Class I Shares)
(a series of JPMorgan Trust I)
Supplement dated April 21, 2022
to the current Prospectus
Effective immediately, the “Average Annual Total Returns” table in “The Fund’s Past Performance” section in the Fund’s Prospectus is hereby deleted and replaced with the table below:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)

	Past 1 Year	Past 5 Years	Life of Fund since 03/01/2013
CLASS I SHARES
Return Before Taxes	5.12%	5.28%	3.53%
Return After Taxes on Distributions	4.09	3.83	1.94
Return After Taxes on Distributions and Sale of Fund Shares	3.01	3.41	1.96

CLASS A SHARES
Return Before Taxes	2.53	4.53	2.99

CLASS C SHARES
Return Before Taxes	3.29	4.49	2.75

BLOOMBERG BARCLAYS 1‑5 YEAR

GOVERNMENT/CREDIT INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	4.71	2.77	2.08

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)
JPMorgan Short Duration Core Plus Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.12%
Past 5 Years	rr_AverageAnnualReturnYear05	5.28%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2013
JPMorgan Short Duration Core Plus Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.53%
Past 5 Years	rr_AverageAnnualReturnYear05	4.53%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2013
JPMorgan Short Duration Core Plus Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.29%
Past 5 Years	rr_AverageAnnualReturnYear05	4.49%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2013
JPMorgan Short Duration Core Plus Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.09%
Past 5 Years	rr_AverageAnnualReturnYear05	3.83%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2013
JPMorgan Short Duration Core Plus Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.01%
Past 5 Years	rr_AverageAnnualReturnYear05	3.41%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2013
JPMorgan Short Duration Core Plus Fund | BLOOMBERG BARCLAYS 1-5 YEAR GOVERNMENT/CREDIT INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.71%
Past 5 Years	rr_AverageAnnualReturnYear05	2.77%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.08%